SCHEDULE OF COMMON STOCK WARRANT ACTIVITY (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding and vested at the ending of the period (in shares)		43
Outstanding and vested at the ending of the period (in shares)		43
Warrant [Member]
Outstanding and vested at the ending of the period (in shares)		43	58	58
Outstanding and vested at the ending of the period (in dollars per share)		$ 52.71	$ 52.09	$ 52.09
Weighted average remaining contractual term (in years)		2 years 7 months 6 days	3 years	4 years
Aggregate intrinsic value (in dollars)	[1]	$ 0	$ 0	$ 0
Outstanding and vested at the beginning of the period (in shares)		58	58
Outstanding and vested at the ending of the period (in dollars per share)		$ 52.09	$ 52.09
Expired (in shares)		(15)
Expired (in dollars per share)		$ 50.28
Outstanding and vested at the ending of the period (in shares)		43	58	58
Outstanding and vested at the ending of the period (in dollars per share)		$ 52.71	$ 52.09	$ 52.09

[1]	Represents the aggregate gain on exercise for vested in-the-money warrants.